Other borrowings - Additional Information (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Equity Method Investments And Cost Method Investments [Abstract]
Maximum borrowing limit under FHLB	$ 35,200,000
FHLB advances outstanding	0	$ 0
Current borrowing limit under FHLB	$ 16,300,000